Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000225681 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000225681 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225681 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225681 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225681 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225682 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000225682 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225682 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225682 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225682 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225683 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000225683 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225683 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225683 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225683 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225684 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000225684 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225684 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225684 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225684 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225685 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000225685 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225685 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225685 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225685 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225700 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000225700 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225700 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225700 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225700 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225696 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000225696 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225696 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225696 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225696 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225697 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000225697 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225697 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225697 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225697 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225698 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000225698 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225698 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225698 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225698 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225699 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000225699 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000225699 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225699 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225699 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225702 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225702 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000225702 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225702 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225702 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225701 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225701 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000225701 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225701 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225701 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225703 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225703 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000225703 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225703 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225703 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225704 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225704 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000225704 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225704 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225704 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225705 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225705 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000225705 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225705 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225705 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225710 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000225710 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000225710 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225710 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225710 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225706 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000225706 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000225706 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225706 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225706 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225707 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000225707 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000225707 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225707 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225707 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225708 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000225708 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000225708 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225708 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225708 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225709 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000225709 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000225709 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225709 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225709 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225715 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000225715 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000225715 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225715 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225715 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225714 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000225714 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000225714 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225714 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225714 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225713 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000225713 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000225713 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225713 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225713 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225712 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000225712 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000225712 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225712 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225712 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225711 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000225711 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000225711 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225711 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225711 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225716 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225716 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000225716 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225716 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225716 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225717 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225717 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000225717 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225717 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225717 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225718 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225718 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000225718 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225718 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225718 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225720 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225720 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000225720 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225720 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225720 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225719 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225719 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000225719 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225719 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225719 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225721 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225721 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000225721 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225721 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000225721 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225722 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225722 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000225722 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225722 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000225722 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225723 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225723 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000225723 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225723 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000225723 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225724 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225724 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000225724 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225724 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000225724 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225725 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225725 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000225725 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225725 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000225725 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225726 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225726 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000225726 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225726 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225726 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225727 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225727 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000225727 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225727 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225727 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225728 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225728 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000225728 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225728 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225728 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225730 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225730 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000225730 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225730 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225730 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225729 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225729 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000225729 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225729 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225729 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225735 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225735 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000225735 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225735 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000225735 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225731 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225731 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000225731 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225731 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000225731 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225732 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225732 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000225732 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225732 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000225732 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225733 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225733 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000225733 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225733 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000225733 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225734 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225734 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000225734 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225734 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000225734 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225689 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225689 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000225689 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225689 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225686 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225686 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000225686 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225686 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225687 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225687 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000225687 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225687 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225688 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225688 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000225688 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225688 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225690 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225690 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000225690 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225690 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225692 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225692 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000225692 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225692 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225693 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225693 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000225693 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225693 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225693 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225695 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225695 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000225695 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225695 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225695 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225694 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225694 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000225694 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225694 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225694 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225691 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225691 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000225691 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225691 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014670 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000014670 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014670 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000014670 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153102 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000153102 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000153102 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000153102 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014690 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000014690 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000014690 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014690 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153106 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000153106 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000153106 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153106 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000153106 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014689 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000014689 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000014689 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014689 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000014689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153105 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000153105 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000153105 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153105 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000153105 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014688 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000014688 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000014688 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014688 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000014688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153104 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000153104 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000153104 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153104 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000153104 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014687 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000014687 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000014687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153103 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000153103 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000153103 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014683 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000014683 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000014683 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014683 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014683 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014685 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000014685 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000014685 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014685 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014685 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014684 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000014684 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000014684 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014684 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014684 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088020 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000088020 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000088020 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000088020 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000088020 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014686 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000014686 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000014686 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014686 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191058 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000191058 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000191058 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000191058 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191058 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014671 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000014671 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000014671 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014671 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014671 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014673 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000014673 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000014673 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014673 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014673 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014672 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000014672 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000014672 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014672 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014672 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088017 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000088017 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000088017 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000088017 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088017 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014674 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000014674 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000014674 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000014674 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014674 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191055 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000191055 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000191055 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000191055 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000191055 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064316 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064316 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064316 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064316 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064316 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064317 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064317 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064317 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064317 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064317 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064318 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064318 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064318 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064318 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064318 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088022 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000088022 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000088022 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000088022 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000088022 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064319 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064319 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064319 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064319 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064319 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191060 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000191060 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000191060 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000191060 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191060 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014675 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014675 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000014675 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014675 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014675 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014677 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014677 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000014677 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014677 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014677 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014676 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014676 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000014676 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014676 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014676 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088018 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000088018 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000088018 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000088018 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000088018 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014678 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014678 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000014678 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014678 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014678 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191056 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000191056 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000191056 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000191056 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000191056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064323 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000064323 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000064323 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064323 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064323 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064320 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000064320 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000064320 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064320 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064320 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064321 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000064321 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000064321 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064321 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064321 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088023 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000088023 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000088023 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088023 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000088023 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064322 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000064322 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000064322 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064322 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064322 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191061 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000191061 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000191061 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000191061 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000191061 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014679 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014679 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000014679 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014679 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000014679 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014681 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014681 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000014681 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014681 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000014681 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014680 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014680 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000014680 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014680 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000014680 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088019 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000088019 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000088019 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088019 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000088019 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014682 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014682 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000014682 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014682 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000014682 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191057 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000191057 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000191057 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000191057 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000191057 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064324 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064324 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000064324 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064324 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000064324 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064325 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064325 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000064325 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064325 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000064325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064326 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064326 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000064326 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064326 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000064326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088024 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088024 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000088024 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088024 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000088024 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064327 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064327 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000064327 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064327 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000064327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191062 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000191062 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000191062 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191062 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000191062 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098234 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000098234 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000098234 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098234 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098234 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098235 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000098235 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000098235 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098235 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098235 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098236 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000098236 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000098236 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098236 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098236 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098237 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000098237 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000098237 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098237 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098237 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098238 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000098238 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000098238 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098238 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098238 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191063 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000191063 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000191063 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000191063 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000191063 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160243 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160243 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000160243 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160243 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000160243 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160244 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160244 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000160244 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160244 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000160244 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160245 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160245 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000160245 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160245 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000160245 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160246 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160246 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000160246 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160246 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000160246 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160247 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160247 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000160247 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160247 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000160247 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191064 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000191064 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000191064 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000191064 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000191064 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221889 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221889 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221889 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221889 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221889 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221891 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221891 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221891 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221891 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221891 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221890 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221890 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221890 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221890 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221890 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221892 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221892 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221892 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221892 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221892 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221888 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221888 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221888 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221888 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221888 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221887 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221887 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000221887 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221887 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221887 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%